INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

19.    Inventories

Accounting policy

Inventory is valued at the lower of cost and net realisable value. The Group values ore stockpiles and gold-in-process when it can be reliably measured. Cost is determined on the following basis:

•

PGM concentrate awaiting further processing, reef ore stockpiles and gold-in-process are valued using weighted average cost. Cost includes production, amortisation, depreciation and related administration costs.

•	Consumable stores are valued at weighted average cost after appropriate provision for surplus and slow-moving items.

Figures in million - SA rand	2018	2017	2016
Consumable stores[1]	1,051.0	828.7	481.7
Ore stockpiles and in-process	3,322.7	1,955.9	51.8
Gold-on-hand	143.3	-	42.9
PGMs-on-hand	777.8	637.5	-
Uranium finished goods and uranium-in-process	-	104.4	100.4
Total inventories	5,294.8	3,526.5	676.8

[1] The cost of consumable stores consumed during the year and included in operating cost amounted to R9,327.9 million (2017: R8,789.4 million and 2016: R5,243.2 million).

During 2016, the Group recognised a net realisable value write down of R93.3 million on its uranium finished goods and uranium-in-process inventory, which was recognised as part of cost of sales. During 2018, the uranium finished goods and uranium-in-process was sold.